Share Capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Jul. 15, 2022	Feb. 22, 2021	Feb. 19, 2021	Aug. 05, 2020	Jul. 07, 2020	Feb. 21, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Proceeds from issuing common shares					$ 754
Transaction costs					1,420			$ (3,221)	$ (2,767)
Gross proceeds from Issuance of common shares and warrants					12,000
Warrants issued value					666
Placement agent [member]
IfrsStatementLineItems [Line Items]
Gross proceeds from Issuance of common shares and warrants				$ 748
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares				497,115
Share price				$ 14.08
Warrant liability				$ 3,944
Gross proceeds from Issuance of common shares and warrants				$ 7,000
Securities purchase agreement [member] | Unregistered warrants [member]
IfrsStatementLineItems [Line Items]
Warrants Issued				372,836
Warrants exercise price				$ 11.75
Warrant exercisable term description				five and one-half years
Securities purchase agreement [member] | Unregistered warrants [member] | Placement agent [member]
IfrsStatementLineItems [Line Items]
Warrants Issued				34,798
Warrants exercise price				$ 17.60
Warrants expiration date				Aug. 03, 2025
Transaction costs				$ 327
Gross proceeds from Issuance of common shares and warrants				7,000
Share capital				3,056
Securities purchase agreement [member] | Warrant liability [member]
IfrsStatementLineItems [Line Items]
Transaction costs				$ 421
February 2021 Placement Agent Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants Issued		8,614	57,427
Warrants exercise price			$ 45.31
Warrants expiration date			Feb. 17, 2026
Warrant liability		$ 1,897
Underwriter option [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares		123,058
Proceeds from issuing common shares		$ 4,461
February 2021 Financing [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuing common shares		34,200
Cash transaction costs		$ 3,221
Warrants [Member]
IfrsStatementLineItems [Line Items]
Gross proceeds from Issuance of common shares and warrants					$ 5,691
Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares							4,855,876	4,855,876	2,507,145	799,780
Common stock [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares					1,066,667
July 2020 Investor Warrants [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares					1,066,667
Share price					$ 11.25
Warrants expiration date					Jul. 07, 2025
February 2021 Placement Agent Warrants [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares					74,661
Share price					$ 14.06
Warrants expiration date					Jul. 01, 2025
Share capital [member]
IfrsStatementLineItems [Line Items]
Gross proceeds from Issuance of common shares and warrants					$ 6,308
Public offering [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares			820,390		1,066,667
Share price			$ 36.25		$ 11.25
Proceeds from issuing common shares			$ 29,739		$ 10,596
Placement agent fees and other offering expenses			$ 2,837
Over allotment options [member]
IfrsStatementLineItems [Line Items]
Share price			$ 36.25
Option to purchase common stock			123,058
Direct offering [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares						139,130
Share price						$ 32.25
Proceeds from issuing common shares						$ 3,900
Proceeds from issuing common shares						4,500
Transaction costs						$ 600
Direct offering [member] | Investor warrants [member]
IfrsStatementLineItems [Line Items]
Warrants Issued						104,348
Warrants exercise price						$ 30.00
Direct offering [member] | Broker warrants [member]
IfrsStatementLineItems [Line Items]
Warrants Issued						9,739
Warrants exercise price						$ 40.50
Direct offering [member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuing common shares						$ 2,325
Transaction costs						311
Direct offering [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuing common shares						$ 2,174
Shareholders And Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Reverse stock split	1-for-25
Deferred Stock Units [Member]
IfrsStatementLineItems [Line Items]
Reverse stock split	1-for-25